Equity (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Authorized share capital	$ 50,000
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	25,000,000	25,000,000
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares issued	3,915,000	3,915,000
Ordinary shares, shares outstanding	3,915,000	3,915,000
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	25,000,000	25,000,000
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares issued	14,085,000	14,085,000
Ordinary shares, shares outstanding	14,085,000	14,085,000